Accumulated Other Comprehensive Income (Components Of Accumulated Other Comprehensive Income) (Details) (USD $) In Millions	1 Months Ended	12 Months Ended			12 Months Ended
	Mar. 31, 2010	Jul. 03, 2010	Jun. 27, 2009	Jul. 02, 2011	Jul. 02, 2011 Cumulative Translation Adjustment [Member]	Jul. 03, 2010 Cumulative Translation Adjustment [Member]	Jun. 27, 2009 Cumulative Translation Adjustment [Member]	Jul. 02, 2011 Net Unrealized Gain (Loss) On Qualifying Cash Flow Hedges And Other [Member]	Jul. 03, 2010 Net Unrealized Gain (Loss) On Qualifying Cash Flow Hedges And Other [Member]	Jun. 27, 2009 Net Unrealized Gain (Loss) On Qualifying Cash Flow Hedges And Other [Member]	Jul. 02, 2011 Pension/Postretirement Liability Adjustment [Member]	Jul. 03, 2010 Pension/Postretirement Liability Adjustment [Member]	Jun. 27, 2009 Pension/Postretirement Liability Adjustment [Member]	Jul. 02, 2011 Accumulated Other Comprehensive Income (Loss) [Member]	Jul. 03, 2010 Accumulated Other Comprehensive Income (Loss) [Member]	Jun. 27, 2009 Accumulated Other Comprehensive Income (Loss) [Member]
Balance at beginning of period				$ (256)	$ (104)	$ (22)	$ 539	$ (1)	$ (11)	$ 21	$ (807)	$ (572)	$ (411)	$ (912)	$ (605)	$ 149
Measurement date adjustment													3			3
Amortization of net actuarial loss and prior service credit											16	19	1	16	19	1
Net actuarial gain(loss) arising during the period											326	(323)	(299)	326	(323)	(299)
Disposition of Godrej J.V.						14									14
Disposition of Household and Body Care business					55						0			55
Pension plan curtailment	25	10	17								25	27		25	27
Pension and postretirement plan amendments												(4)	55		(4)	55
Other comprehensive income (loss) activity					277	(96)	(561)	7	10	(32)	(50)	46	79	234	(40)	(514)
Balance at end of period		$ (912)		$ (256)	$ 228	$ (104)	$ (22)	$ 6	$ (1)	$ (11)	$ (490)	$ (807)	$ (572)	$ (256)	$ (912)	$ (605)